Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting
13.	Segment reporting

The Company had two reportable operating segments, Metal and Minerals and Oil and Gas. These operating segments represent components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief decision maker, for purposes of assessing performance. For the years ended December 31, 2025 and 2024 revenue, cost of sales and gross profit (loss) were derived solely from the Oil and Gas segment, which consists entirely of assets located in Colombia. The Oil and Gas segment is classified as discontinued operations effective September 2025 (see Note 15).

Royalty and streaming interests as of December 31, 2025 and 2024 related to Mining and Metals are presented by geographic area based on the location of the operations giving rise to the royalty or streaming interest.

	December 31,	December 31,
	2025	2024
Pacific Ocean	$14,081,250	$14,081,250
Total royalty and streaming interests	$14,081,250	$14,081,250

Continuing operations consisting of the Metals and Minerals segment had no revenues, operating expenses or gross profit for the year ended December 31, 2025 and 2024.

Reconciliation of segment gross profit

Operating expenses and interest income are not allocated to individual segments as these are managed on an overall Company basis. The reconciliation between reportable segment gross profit to the Company’s net loss before tax is as follows:

	December 31,	December 31,
	2025	2024
Gross profit	$—	$—
General and administrative expenses	(6,067,900)	(870,750)
Share-based compensation expenses	(640,207)	(338,229)
Interest income	244,467	57,906
Loss from continuing operations before recovery of income taxes	$(6,463,640)	$(1,151,073)